Note 10 - Warrants (Tables)	3 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrant	Exercise price	Number outstanding	Expiry	Shares issuable upon exercise
	$
Placement Agents Warrants	3.125	96,000	March 30, 2014	96,000
Series A Warrants	2.50	3,540,000	February 1, 2016	1,770,000
March 2013 Warrants	2.10	1,724,300	March 22, 2018	431,075
July 2013 Warrants	2.55	870,000	July 31, 2018	217,500
		6,230,300		2,514,575

Schedule of Warrant Transactions [Table Text Block]
	Series A Warrants	Placement Agents Warrants	March 2013 Warrants	July 2013 Warrants	Total

Outstanding, December 1, 2013	3,670,000	96,000	1,724,300	870,000	6,360,300
Issued	-	-	-	-	-
Exercised	(130,000)	-	-	-	(130,000)
Expired	-	-	-	-	-
Outstanding, February 28, 2014	3,540,000	96,000	1,724,300	870,000	6,230,300

	Series A Warrants	Series B Warrants	Placement Agents Warrants	Total

Outstanding, December 1, 2012	3,720,000	3,470,000	96,000	7,286,000
Issued	-	-	-	-
Exercised	-	-	-	-
Expired	-	(3,470,000)	-	(3,470,000)
Outstanding, February 28, 2013	3,720,000	-	96,000	3,816,000